Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	709,220
Proposed Maximum Offering Price per Unit	11.28
Maximum Aggregate Offering Price	$ 8,000,001.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	(1) This registration statement on Form S-8 (this "Registration Statement") registers the issuance of 709,220 shares of common stock, no par value (the "Common Stock"), of BCB Bancorp, Inc., which are issuable pursuant to the BCB Bancorp, Inc. Inducement Award For Restricted Stock. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of the Common Stock being registered hereunder includes such indeterminate number of additional shares of Common Stock as may become issuable as a result of any stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock reported on the NASDAQ Global Select Market as of a date (June 4, 2026) within five business date prior to filing this Registration Statement.